Property and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property and equipment
Balance	$ 34,721
Balance	37,065	$ 34,721
Recognition of right-of-use asset	88,074	96,998
Recognition of lease liabilities	88,074	96,998
Cost
Property and equipment
Balance	234,930	137,932
Additions	88,074	96,998
Balance	323,004	234,930
Accumulated amortization
Property and equipment
Balance	(200,209)	(114,005)
Amortization	(85,730)	(86,204)
Balance	(285,939)	(200,209)
Equipment
Property and equipment
Balance	5,335
Balance	368	5,335
Equipment | Cost
Property and equipment
Balance	23,344	23,344
Balance	23,344	23,344
Equipment | Accumulated amortization
Property and equipment
Balance	(18,009)	(10,330)
Amortization	(4,967)	(7,679)
Balance	(22,976)	(18,009)
Right-of-use asset
Property and equipment
Balance	29,386
Balance	36,697	29,386
Right-of-use asset | Cost
Property and equipment
Balance	211,586	114,588
Additions	88,074	96,998
Balance	299,660	211,586
Right-of-use asset | Accumulated amortization
Property and equipment
Balance	(182,200)	(103,675)
Amortization	(80,763)	(78,525)
Balance	$ (262,963)	$ (182,200)